UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02120

Security Income Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, MD 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Income Fund

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

2 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
High Yield Fund
A-Class	1.17%	7.33%	$1,000.00	$1,073.30	$6.03
B-Class	0.92%	7.48%	1,000.00	1,074.80	4.75
C-Class	1.92%	6.89%	1,000.00	1,068.90	9.88
Institutional Class	0.92%	7.49%	1,000.00	1,074.90	4.75
Municipal Income Fund
A-Class	0.89%	4.48%	1,000.00	1,044.80	4.52
C-Class*,4	1.55%	2.85%	1,000.00	1,028.50	7.04
Institutional Class*,4	0.54%	3.30%	1,000.00	1,033.00	2.46
U.S. Intermediate Bond Fund
A-Class	1.00%	2.40%	1,000.00	1,024.00	5.03
B-Class	1.75%	2.05%	1,000.00	1,020.50	8.79
C-Class	1.75%	2.09%	1,000.00	1,020.90	8.79

Table 2. Based on hypothetical 5% return (before expenses)
High Yield Fund
A-Class	1.17%	5.00%	$1,000.00	$1,019.05	$5.87
B-Class	0.92%	5.00%	1,000.00	1,020.29	4.62
C-Class	1.92%	5.00%	1,000.00	1,015.32	9.62
Institutional Class	0.92%	5.00%	1,000.00	1,020.29	4.62
Municipal Income Fund
A-Class	0.89%	5.00%	1,000.00	1,020.44	4.47
C-Class*,4	1.55%	5.00%	1,000.00	1,017.16	7.77
Institutional Class*,4	0.54%	5.00%	1,000.00	1,022.18	2.72
U.S. Intermediate Bond Fund
A-Class	1.00%	5.00%	1,000.00	1,019.89	5.02
B-Class	1.75%	5.00%	1,000.00	1,016.16	8.77
C-Class	1.75%	5.00%	1,000.00	1,016.16	8.77

*	Since commencement of operations: January 18, 2012.
[1]	Annualized.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.

[4]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 164/366 (to reflect the since inception period).

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

High Yield Fund

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 5, 1996
B-Class	August 5, 1996
C-Class	May 1, 2000
Institutional Class	July 11, 2008

Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)
Fixed Income Instruments
BB-	14.9%
BB	14.7%
B+	13.0%
CCC+	10.9%
B-	10.9%
BB+	8.7%
B	7.2%
Other	17.8%
Other Instruments
Common Stocks	1.0%
Warrants	0.7%
Preferred Stocks	0.2%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

6 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
High Yield Fund

	Shares	Value

COMMON STOCKS† - 1.0%

Consumer Discretionary - 0.5%
New Young Broadcasting Holding Co.*,†††,1	68	$204,000
Metro-Goldwyn-Mayer, Inc.*,††	7,040	174,240
Total Consumer Discretionary		378,240

Energy - 0.3%
Stallion Oilfield Holdings Ltd.*,†††,1,2	8,257	251,839

FINANCIALS - 0.2%
CIT Group, Inc.*	4,569	162,839
Leucadia National Corp.	81	1,723
Total Financials		164,562
Total Common Stocks
(Cost $555,534)		794,641

PREFERRED STOCKS††† - 0.2%
Medianews Group, Inc.*,1	11,074	138,425
U.S. Shipping Corp.*,1	14,718	3,680
Total Preferred Stocks
(Cost $535,573)		142,105

WARRANTS - 0.7%
New Young Broadcasting Co. Holding
12/24/24*,††	185	555,000
Reader’s Digest Association, Inc.
2/13/14*,†††,1	319	3
Total Warrants
(Cost $360,750)		555,003

	Face
	Amount
CORPORATE BONDS†† - 85.6%

Financials - 22.7%
Nelnet, Inc.
3.84% due 09/29/36[6]	$6,270,000	5,081,125
Icahn Enterprises Limited
Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	2,000,000	2,124,999
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,617,633
6.75% due 12/01/14	350,000	369,226
ILFC E-Capital Trust I
4.28% due 12/21/65[2,3,6]	2,000,000	1,348,680
E*TRADE Financial Corp.
12.50% due 11/30/17	1,100,000	1,260,875
Nuveen Investments, Inc.
10.50% due 11/15/15	1,200,000	1,218,000
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	1,300,000	1,196,000
CIT Group, Inc.
7.00% due 05/02/17[2,3]	1,074,950	1,076,966
Forest City Enterprises, Inc.
7.63% due 06/01/15	963,000	955,778
Aviv Healthcare Properties Limited
Partnership / Aviv Healthcare Capital Corp.
7.75% due 02/15/19	750,000	772,500
Ford Motor Credit Company LLC
8.13% due 01/15/20	600,000	732,851
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,4,6]	500,000	477,480
Progress Capital Trust I
10.50% due 06/01/27	300,000	307,875
Ineos Finance plc
9.00% due 05/15/15[2,3]	100,000	105,500
FCB Capital Trust I
8.05% due 03/01/28	50,000	49,538
Total Financials		18,695,026

Consumer Discretionary - 14.6%
VWR Funding, Inc.
10.75% due 06/30/17[2,3]	1,903,231	1,855,650
American Axle & Manufacturing Holdings, Inc.
9.25% due 01/15/17[2,3]	1,500,000	1,676,249
Travelport LLC
9.88% due 09/01/14	2,000,000	1,462,500
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[2,3]	1,159,017	1,254,636
Sonic Automotive, Inc.
9.00% due 03/15/18	1,100,000	1,196,250
XM Satellite Radio, Inc.
13.00% due 08/01/13[2,3]	1,000,000	1,115,000
Hanesbrands, Inc.
6.38% due 12/15/20	1,000,000	1,052,500
Sally Holdings LLC / Sally Capital, Inc.
6.88% due 11/15/19	700,000	761,250
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,3]	750,000	752,813
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	300,000	318,000
Baker & Taylor, Inc.
11.50% due 07/01/13[2,3]	350,000	202,125
Lamar Media Corp.
5.88% due 02/01/22[2,3]	125,000	128,125
AutoNation, Inc.
6.75% due 04/15/18	100,000	108,875
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	98,375
Sealy Mattress Co.
10.88% due 04/15/16[2,3]	80,000	86,801
Metaldyne Corp.
11.00% due 06/15/12†††,1,5	500,000	—
Total Consumer Discretionary		12,069,149

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
High Yield Fund

	Face
	Amount	Value

Industrials - 12.1%
Air Canada
12.00% due 02/01/16[2,3]	$1,350,000	$1,191,375
9.25% due 08/01/15[2,3]	1,000,000	977,500
GeoEye, Inc.
8.63% due 10/01/16	1,750,000	1,719,375
BE Aerospace, Inc.
8.50% due 07/01/18	1,500,000	1,640,625
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	1,250,000	1,306,250
International Lease Finance Corp.
5.65% due 06/01/14	1,000,000	1,025,000
ARAMARK Holdings Corp.
8.63% due 05/01/16[2,3]	1,000,000	1,023,760
Alion Science & Technology Corp.
10.25% due 02/01/15	1,000,000	420,000
Covanta Holding Corp.
6.38% due 10/01/22	250,000	264,249
United Air Lines, Inc.
9.88% due 08/01/13[2,3]	200,000	206,250
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	107,000
Total Industrials		9,881,384

Health Care - 12.0%
HealthSouth Corp.
8.13% due 02/15/20	1,600,000	1,748,000
IASIS Healthcare LLC /
IASIS Capital Corp.
8.38% due 05/15/19	1,750,000	1,732,500
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	931,500
12.38% due 11/01/14	500,000	473,750
Vanguard Health Holding
Company II LLC / Vanguard
Holding Co II, Inc.
7.75% due 02/01/19	1,000,000	1,010,000
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	600,000	639,000
8.88% due 07/15/15	297,000	304,796
Kindred Healthcare, Inc.
8.25% due 06/01/19	1,000,000	927,500
HCA, Inc.
5.88% due 03/15/22	500,000	522,500
7.88% due 02/15/20	250,000	277,500
Radnet Management, Inc.
10.38% due 04/01/18	600,000	600,000
Symbion, Inc.
11.00% due 08/23/15	317,628	314,452
Grifols, Inc.
8.25% due 02/01/18	250,000	268,125
STHI Holding Corp.
8.00% due 03/15/18[2,3]	50,000	52,875
US Oncology, Inc.
due 08/15/17	2,200,000	33,000
Total Health Care		9,835,498

Utilities - 6.8%
NRG Energy, Inc.
7.88% due 05/15/21	2,000,000	2,020,000
8.25% due 09/01/20	500,000	517,500
8.50% due 06/15/19	250,000	261,250
Elwood Energy LLC
8.16% due 07/05/26	1,532,310	1,532,310
Inergy Limited Partnership/
Inergy Finance Corp.
6.88% due 08/01/21	250,000	250,000
7.00% due 10/01/18	200,000	206,000
Red Oak Power LLC
8.54% due 11/30/19	265,077	280,981
AmeriGas Finance LLC/
AmeriGas Finance Corp.
7.00% due 05/20/22	250,000	257,500
BreitBurn Energy Partners
Limited Partnership / BreitBurn
Finance Corp.
7.88% due 04/15/22[2,3]	250,000	250,000
Total Utilities		5,575,541

Telecommunication Services - 6.5%
DISH DBS Corp.
6.63% due 10/01/14	1,700,000	1,823,250
Avaya, Inc.
10.13% due 11/01/15	1,250,000	1,037,500
9.75% due 11/01/15	600,000	496,500
Clearwire Communications LLC/
Clearwire Finance, Inc.
12.00% due 12/01/15[2,3]	700,000	637,000
Sprint Capital Corp.
6.90% due 05/01/19	600,000	564,000
CommScope, Inc.
8.25% due 01/15/19[2,3]	250,000	264,375
West Corp.
11.00% due 10/15/16	250,000	263,750
Cogent Communications Group, Inc.
8.38% due 02/15/18[2,3]	100,000	106,750
Digicel Group Ltd.
10.50% due 04/15/18[2,3]	100,000	104,500
Total Telecommunication Services		5,297,625

Energy - 4.6%
Westmoreland Coal Company/
Westmoreland Partners
10.75% due 02/01/18[2,3]	1,600,000	1,428,000
Stallion Oilfield Holdings Ltd.
10.50% due 02/15/15	745,000	789,700
Chesapeake Energy Corp.
6.13% due 02/15/21	750,000	725,625
SM Energy Co.
6.50% due 11/15/21	350,000	356,125
QEP Resources, Inc.
5.38% due 10/01/22	250,000	250,625
Tesoro Corp.
6.50% due 06/01/17	100,000	102,750

8 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
High Yield Fund

	Face
	Amount	Value

Chesapeake Oilfield Operating LLC /
Chesapeake Oilfield Finance, Inc.
6.63% due 11/15/19[2,3]	$100,000	$90,000
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	—
Total Energy		3,742,825

Consumer Staples - 3.5%
American Achievement Corp.
10.88% due 04/15/16[2,3]	1,950,000	1,418,624
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,3]	900,000	823,500
Reynolds Group Issuer, Inc./
Reynolds Group Issuer LLC
9.00% due 04/15/19[2,3]	250,000	249,375
9.88% due 08/15/19[2,3]	125,000	129,688
Spectrum Brands, Inc.
9.50% due 06/15/18[2,3]	200,000	226,000
Constellation Brands, Inc.
7.25% due 05/15/17	50,000	57,188
Total Consumer Staples		2,904,375

Information Technology - 2.7%
Seagate HDD Cayman
6.88% due 05/01/20	1,600,000	1,720,000
First Data Corp.
11.25% due 03/31/16	500,000	471,250
Total Information Technology		2,191,250

Materials - 0.1%
Kraton Polymers LLC / Kraton
Polymers Capital Corp.
6.75% due 03/01/19	100,000	104,250
Total Corporate Bonds
(Cost $70,357,035)		70,296,923

CONVERTIBLE BONDS†† - 6.1%
Financials - 2.3%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,285,000
E*TRADE Financial Corp.
0.00% due 08/31/19	750,000	593,438
Total Financials		1,878,438

Industrials - 1.7%
DryShips, Inc.
5.00% due 12/01/14	1,900,000	1,382,250

Energy - 1.3%
USEC, Inc.
3.00% due 10/01/14	2,200,000	1,067,000

Consumer Discretionary - 0.8%
Sonic Automotive, Inc.
5.00% due 10/01/29	500,000	651,250
Total Convertible Bonds
(Cost $5,742,389)		4,978,938

SENIOR FLOATING RATE Interests†† - 0.7%
Information Technology - 0.6%
Sabre Holdings Corp.
2.24% due 03/30/14[7]	473,750	452,136
CONSUMER DISCRETIONARY - 0.1%
Medianews Group, Inc.
8.49% due 01/15/14†††,1,7	111,211	105,928
Total Senior Floating Rate Interests
(Cost $583,457)		558,064
Total Investments - 94.3%
(Cost $78,134,738)		$77,325,674
Other Assets & Liabilities, net - 5.7%		4,675,236
Total Net Assets - 100.0%		$82,000,910

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $17,965,473 (cost $18,864,079), or 21.9% of total net assets.
[4]	Perpetual maturity.
[5]	Security is in default of interest and/or principal obligations.
[6]	Variable rate security. Rate indicated is rate effective at June 30, 2012.
[7]	Security is a senior floating rate interest — See Note 1.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

High Yield Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $78,134,738)	$77,325,674
Cash	3,300,811
Prepaid expenses	35,602
Receivables:
Interest	1,564,522
Fund shares sold	169,846
Investment advisor	27,311
Foreign taxes reclaim	1,130
Total assets	82,424,896
Liabilities:
Payable for:
Fund shares redeemed	247,183
Transfer agent/maintenance fees	41,352
Management fees	39,817
Distribution and service fees	19,379
Fund accounting/administration fees	6,304
Directors’ fees*	4,961
Miscellaneous	64,990
Total liabilities	423,986
Net assets	$82,000,910
Net assets consist of:
Paid in capital	$82,244,442
Undistributed net investment income	1,425,620
Accumulated net realized loss on investments	(860,088)
Net unrealized depreciation on investments	(809,064)
Net assets	$82,000,910
A-Class:
Net assets	$62,804,145
Capital shares outstanding	5,438,944
Net asset value per share	$11.55
Maximum offering price per share
(Net asset value divided by 95.25%)	$12.13
B-Class:
Net assets	$2,445,141
Capital shares outstanding	212,816
Net asset value per share	$11.49
C-Class:
Net assets	$8,208,922
Capital shares outstanding	706,149
Net asset value per share	$11.62
Institutional Class:
Net assets	$8,542,702
Capital shares outstanding	892,929
Net asset value per share	$9.57

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$4,470,946
Dividends	1,125
Total investment income	4,472,071

Expenses:
Management fees	314,615
Transfer agent/maintenance fees
A-Class	116,682
B-Class	6,020
C-Class	17,906
Institutional Class	9,491
Distribution and service fees:
A-Class	100,348
C-Class	66,414
Fund accounting/administration fees	49,814
Custodian fees	13,201
Directors’ fees*	8,876
Miscellaneous	84,640
Total expenses	788,007
Less:
Expenses waived by Advisor	(139,899)
Net expenses	648,108
Net investment income	3,823,963

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(859,062)
Net realized loss	(859,062)
Net change in unrealized appreciation (depreciation) on:
Investments	4,739,190
Net change in unrealized appreciation (depreciation)	4,739,190
Net realized and unrealized gain	3,880,128
Net increase in net assets resulting from operations	$7,704,091

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,823,963	$10,212,289
Net realized gain (loss) on investments	(859,062)	5,047,939
Net change in unrealized appreciation (depreciation) on investments	4,739,190	(14,602,419)
Net increase in net assets resulting from operations	7,704,091	657,809

Distributions to shareholders from:
Net investment income
A-Class	(2,667,393)	(9,503,356)
B-Class	(95,430)	(321,004)
C-Class	(403,575)	(845,691)
Institutional Class	(344,988)	(794,532)
Net realized gains
A-Class	—	(2,023,876)
B-Class	—	(65,464)
C-Class	—	(184,870)
Institutional Class	—	(219,881)
Total distributions to shareholders	(3,511,386)	(13,958,674)

Capital share transactions:
Proceeds from sale of shares
A-Class	29,266,104	285,417,604
B-Class	262,584	1,181,854
C-Class	17,721,861	19,628,519
Institutional Class	2,162,349	7,781,891
Redemption fees collected
A-Class	349	—
B-Class	12	—
C-Class	41	—
Institutional Class	20	—
Distributions reinvested
A-Class	2,351,055	9,482,332
B-Class	90,815	345,368
C-Class	360,714	868,523
Institutional Class	318,627	929,031
Cost of shares redeemed
A-Class	(58,297,770)	(371,628,857)
B-Class	(791,904)	(3,114,490)
C-Class	(18,236,620)	(21,164,791)
Institutional Class	(2,109,348)	(2,080,139)
Net decrease from capital share transactions	(26,901,111)	(72,353,155)
Net decrease in net assets	(22,708,406)	(85,654,020)

Net assets:
Beginning of period	104,709,316	190,363,336
End of period	$82,000,910	$104,709,316
Undistributed net investment income at end of period	$1,425,620	$1,113,271

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Capital share activity:
Shares sold
A-Class	2,560,668	23,246,028
B-Class	22,966	93,178
C-Class	1,534,724	1,596,113
Institutional Class	224,951	701,478
Shares issued from reinvestment of distributions
A-Class	203,599	788,802
B-Class	7,904	28,926
C-Class	31,028	72,096
Institutional Class	33,247	93,844
Shares redeemed
A-Class	(5,062,088)	(29,676,304)
B-Class	(68,982)	(250,564)
C-Class	(1,573,135)	(1,746,185)
Institutional Class	(218,690)	(196,001)
Net decrease in shares	(2,303,808)	(5,248,589)

12 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

High Yield Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[b]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$11.12	$12.89	$12.07	$7.70	$12.14	$12.75
Income (loss) from investment operations:
Net investment income[c]	.42	.87	.96	.90	.90	.87
Net gain (loss) on investments (realized and unrealized)	.40	(1.30)	.78	4.30	(4.48)	(.64)
Total from investment operations	.82	(.43)	1.74	5.20	(3.58)	.23
Less distributions from:
Net investment income	(.39)	(1.07)	(.92)	(.83)	(.86)	(.84)
Net realized gains	—	(.27)	—	—	—	—
Return of capital	—	—	—	(—)[d]	—	—
Total distributions	(.39)	(1.34)	(.92)	(.83)	(.86)	(.84)
Redemption fees collected	— [e]	—	—	—	—	—
Net asset value, end of period	$11.55	$11.12	$12.89	$12.07	$7.70	$12.14

Total Return[h]	7.33%	(3.50%)	14.92%	70.53%	(31.09%)	1.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,804	$86,041	$172,443	$155,899	$50,299	$50,917
Ratios to average net assets:
Net investment income	7.38%	6.92%	7.69%	8.49%	8.61%	6.90%
Total expenses	1.44%	1.34%	1.28%	1.41%	1.45%	1.42%
Net expenses[f]	1.17%	1.18%	1.14%	1.10%	1.14%	1.25%
Portfolio turnover rate	9%	102%	77%	53%	29%	54%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
B-Class	2012[a,b]	2011[a]	2010[a]	2009[a]	2008[a]	2007[a]
Per Share Data
Net asset value, beginning of period	$11.07	$12.84	$12.05	$7.67	$12.09	$12.70
Income (loss) from investment operations:
Net investment income[c]	.44	.92	1.00	.92	.92	.90
Net gain (loss) on investments (realized and unrealized)	.38	(1.32)	.78	4.30	(4.46)	(.63)
Total from investment operations	.82	(.40)	1.78	5.22	(3.54)	.27
Less distributions from:
Net investment income	(.40)	(1.10)	(.99)	(.84)	(.88)	(.88)
Net realized gains	—	(.27)	—	—	—	—
Return of capital	—	—	—	(—)[d]	—	—
Total distributions	(.40)	(1.37)	(.99)	(.84)	(.88)	(.88)
Redemption fees collected	— [e]	—	—	—	—	—
Net asset value, end of period	$11.49	$11.07	$12.84	$12.05	$7.67	$12.09

Total Return[h]	7.48%	(3.32%)	15.28%	71.07%	(30.90%)	2.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,445	$2,777	$4,872	$6,996	$4,089	$3,027
Ratios to average net assets:
Net investment income	7.63%	7.38%	8.01%	9.08%	9.05%	7.16%
Total expenses	1.35%	1.10%	1.04%	1.19%	1.23%	1.18%
Net expenses[f]	0.92%	0.94%	0.89%	0.85%	0.88%	1.00%
Portfolio turnover rate	9%	102%	77%	53%	29%	54%

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

High Yield Fund

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[b]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$11.20	$12.97	$12.14	$7.73	$12.16	$12.76
Income (loss) from investment operations:
Net investment income[c]	.38	.79	.87	.83	.83	.78
Net gain (loss) on investments (realized and unrealized)	.39	(1.32)	.79	4.33	(4.49)	(.63)
Total from investment operations	.77	.53	1.66	5.16	(3.66)	.15
Less distributions from:
Net investment income	(.35)	(.97)	(.83)	(.75)	(.77)	(.75)
Net realized gains	—	(.27)	—	—	—	—
Return of capital	—	—	—	(—)[d]	—	—
Total distributions	(.35)	(1.24)	(.83)	(.75)	(.77)	(.75)
Redemption fees collected	— [e]	—	—	—	—	—
Net asset value, end of period	$11.62	$11.20	$12.97	$12.14	$7.73	$12.16

Total Return[h]	6.89%	(4.30%)	14.07%	69.42%	(31.57%)	1.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,209	$7,991	$10,264	$8,048	$5,865	$1,574
Ratios to average net assets:
Net investment income	6.48%	6.32%	6.92%	8.11%	8.45%	6.16%
Total expenses	2.16%	2.08%	2.04%	2.19%	2.28%	2.18%
Net expenses[f]	1.92%	1.94%	1.89%	1.85%	1.87%	2.00%
Portfolio turnover rate	9%	102%	77%	53%	29%	54%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
Institutional Class	2012[b]	2011	2010	2009	2008[g]
Per Share Data
Net asset value, beginning of period	$9.26	$10.96	$10.47	$6.74	$10.00
Income (loss) from investment operations:
Net investment income[c]	.36	.79	.86	.81	.38
Net gain (loss) on investments (realized and unrealized)	.33	(1.12)	.68	3.76	(3.22)
Total from investment operations	.69	(.33)	1.54	4.57	(2.84)
Less distributions from:
Net investment income	(.38)	(1.10)	(1.05)	(.84)	(.42)
Net realized gains	—	(.27)	—	—	—
Return of capital	—	—	(—)[d]	—	—
Total distributions	(.38)	(1.37)	(1.05)	(.84)	(.42)
Redemption fees collected	— [e]	—	—	—	—
Net asset value, end of period	$9.57	$9.26	$10.96	$10.47	$6.74

Total Return[h]	7.49%	(3.30%)	15.33%	71.18%	(28.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,543	$7,900	$2,785	$2,649	$811
Ratios to average net assets:
Net investment income	7.61%	7.61%	7.99%	8.79%	9.51%
Total expenses	1.13%	1.08%	1.02%	1.16%	1.33%
Net expenses[f]	0.92%	0.95%	0.89%	0.85%	0.85%
Portfolio turnover rate	9%	102%	77%	53%	29%

14 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

High Yield Fund

FINANCIAL HIGHLIGHTS (concluded)

[a]	Effective December 31, 2006, B-Class shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD). Sales cap regulations, per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.
[b]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Distributions from return of capital are less than $0.01 per share.
[e]	Redemption fees collected are less than $0.01 per share.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges, and has not been annualized.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	June 30, 2012

municipal income Fund

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	April 28, 2004
C-Class	January 13, 2012
Institutional Class	January 13, 2012

Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

Fixed Income Instruments
A+	22.0%
AA-	21.6%
NR	14.1%
AA	10.1%
A	9.9%
AA+	7.9%
BBB	5.6%
Other	8.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

16 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
MUNICIPAL INCOME FUND

	Face
	Amount	Value

MUNICIPAL BONDS†† - 93.7%
California - 10.9%
Tustin Unified School District
General Obligation Unlimited
6.00% due 08/01/36	$2,000,000	$2,454,500
Centinela Valley Union High School
District General Obligation Unlimited
5.75% due 08/01/41	2,000,000	2,313,940
State of California General
Obligation Unlimited
5.25% due 04/01/35	1,000,000	1,108,460
5.13% due 08/01/36	500,000	531,505
Oakland Unified School District/Alameda
County General
Obligation Unlimited
5.50% due 08/01/32	1,200,000	1,298,424
5.00% due 08/01/22	300,000	333,336
Chino Valley Unified School District
General Obligation Unlimited
0.00% due 08/01/27	500,000	235,450
Total California		8,275,615

Michigan - 10.2%
Detroit Water and Sewerage
Department Revenue Bonds
5.25% due 07/01/39	3,110,000	3,185,387
Detroit City School District
General Obligation Unlimited
5.00% due 05/01/32	1,500,000	1,632,210
5.00% due 05/01/30	300,000	329,007
Michigan Finance Authority
Revenue Bonds
5.00% due 11/01/27	1,500,000	1,659,675
Michigan Technological
University Revenue Bonds
5.00% due 10/01/34	825,000	904,967
Total Michigan		7,711,246

New Jersey - 9.7%
Hudson County Improvement
Authority Revenue Bonds
6.00% due 01/01/40	3,000,000	3,489,150
New Jersey Transportation Trust
Fund Authority Revenue Bonds
5.00% due 06/15/42	2,500,000	2,737,925
New Jersey Health Care Facilities
Financing Authority Revenue Bonds
5.63% due 07/01/37	1,000,000	1,066,520
Total New Jersey		7,293,595

Illinois - 7.6%
Will County Township High School
District No. 204 Joliet
General Obligation Limited
6.25% due 01/01/31	2,000,000	2,417,120
Chicago Park District General
Obligation Limited
5.00% due 01/01/36	2,000,000	2,191,640
City of Chicago Illinois Revenue Bonds
5.00% due 01/01/41	1,000,000	1,097,500
Total Illinois		5,706,260

New York - 7.5%
Metropolitan Transportation
Authority Revenue Bonds
5.00% due 11/15/41	3,000,000	3,298,140
New York State Thruway
Authority Revenue Bonds
5.00% due 03/15/26	2,000,000	2,340,980
Total New York		5,639,120

Florida - 7.0%
City of Jacksonville Florida
Revenue Bonds
5.00% due 10/01/30	2,700,000	3,004,452
Palace Coral Gables Community
Development District
Special Assessment
5.63% due 05/01/42	1,975,000	2,242,415
Total Florida		5,246,867

Texas - 6.7%
North Texas Tollway Authority
Revenue Bonds
5.75% due 01/01/40	3,000,000	3,422,640
Dallas/Fort Worth International
Airport Revenue Bonds
5.00% due 11/01/35	1,500,000	1,625,310
Total Texas		5,047,950

Massachusetts - 5.3%
Massachusetts Development Finance
Agency Revenue Bonds
6.88% due 01/01/41	2,500,000	2,889,000
5.50% due 07/01/31	1,000,000	1,110,100
Total Massachusetts		3,999,100

Indiana - 5.2%
County of Knox Indiana
Revenue Bonds
5.00% due 04/01/42	2,500,000	2,611,575
5.00% due 04/01/37	1,250,000	1,310,825
Total Indiana		3,922,400

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
MUNICIPAL INCOME FUND

	Face
	Amount	Value

Georgia - 4.3%
City of Atlanta Georgia Airport
Revenue Revenue Bonds
5.00% due 01/01/42	$1,500,000	$1,642,485
5.00% due 01/01/37	1,500,000	1,599,300
Total Georgia		3,241,785

Tennessee - 3.8%
Memphis Center City Revenue
Finance Corp. Revenue Bonds
5.25% due 11/01/30	2,500,000	2,895,475

Alabama - 3.8%
Birmingham Special Care Facilities
Financing Authority Revenue Bonds
6.00% due 06/01/39	2,500,000	2,870,600

Pennsylvania - 3.7%
State Public School Building
Authority Revenue Bonds
5.00% due 06/01/29	1,500,000	1,675,110
Central Bradford Progress
Authority Revenue Bonds
5.38% due 12/01/41	1,000,000	1,112,840
Total Pennsylvania		2,787,950

Mississippi - 2.3%
Medical Center Educational Building
Corp. Revenue Bonds
5.00% due 06/01/41	1,600,000	1,757,200

West Virginia - 1.5%
West Virginia Higher Education
Policy Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,123,890

Ohio - 1.5%
University of Toledo Revenue Bonds
5.00% due 06/01/30	1,010,000	1,096,183

Connecticut - 1.4%
Connecticut State Health & Educational
Facility Authority Revenue Bonds
5.00% due 07/01/32	1,000,000	1,086,820

South Carolina - 1.3%
Spartanburg County Regional Health
Services District Revenue Bonds
5.00% due 04/15/32	900,000	960,255
Total Municipal Bonds
(Cost $66,233,905)		70,662,311
Total Investments - 93.7%
(Cost $66,233,905)		$70,662,311
Other Assets & Liabilities, net - 6.3%		4,765,086
Total Net Assets - 100.0%		$75,427,397

†† Value determined based on Level 2 inputs — See Note 4.

18 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

municipal income Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS:
Investments, at value
(cost $66,233,905)	$70,662,311
Cash	3,768,329
Prepaid expenses	36,594
Receivables:
Securities sold	1,142,500
Interest	936,409
Fund shares sold	296,077
Investment advisor	15,434
Foreign taxes reclaim	2,836
Total assets	76,860,490

Liabilities:
Payable for:
Securities purchased	956,268
Fund shares redeemed	195,422
Management fees	30,635
Transfer agent/maintenance fees	25,696
Fund accounting/administration fees	16,448
Distribution and service fees	15,470
Directors’ fees*	5,231
Miscellaneous	188,923
Total liabilities	1,433,093
Net Assets	$75,427,397

Net assets consist of:
Paid in capital	$102,496,220
Accumulated net investment loss	(33,287)
Accumulated net realized loss on investments	(31,463,942)
Net unrealized appreciation on investments	4,428,406
Net assets	$75,427,397
A-Class:
Net assets	$73,868,896
Capital shares outstanding	6,069,458
Net asset value per share	$12.17
Maximum offering price per share
(Net asset value divided by 95.25%)	$12.78
C-Class:
Net assets	$582,671
Capital shares outstanding	47,899
Net asset value per share	$12.16
Institutional Class:
Net assets	$975,830
Capital shares outstanding	80,158
Net asset value per share	$12.17

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$1,748,044
Total investment income	1,748,044

Expenses:
Management fees	279,501
Transfer agent/maintenance fees
A-Class	56,385
C-Class	92
Institutional Class	22
Distribution and service fees:
A-Class	106,284
C-Class	567
Fund accounting/administration fees	45,790
Directors’ fees*	12,911
Custodian fees	4,301
Miscellaneous	61,630
Total expenses	567,483

Less:
Expenses waived by Advisor	(133,226)
Net expenses	434,257
Net investment income	1,313,787

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,915,498
Net realized gain	6,915,498
Net change in unrealized appreciation
(depreciation) on:
Investments	(3,171,062)
Net change in unrealized appreciation
(depreciation)	(3,171,062)
Net realized and unrealized gain	3,744,436
Net increase in net assets resulting
from operations	$5,058,223

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

municipal income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,313,787	$9,860,353
Net realized gain on investments	6,915,498	11,880,241
Net change in unrealized appreciation (depreciation)on investments	(3,171,062)	(3,572,719)
Net increase in net assets resulting from operations	5,058,223	18,167,875

Distributions to shareholders from:
Net investment income
A-Class	(1,302,406)	(13,885,426)
C-Class	(2,017)	—
Institutional Class	(1,401)	—
Total distributions to shareholders	(1,305,824)	(13,885,426)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,162,102	—
C-Class	587,120 [1]	—
Institutional Class	971,657 [1]	—
Distributions reinvested
A-Class	756,019	—
C-Class	1,882 [1]	—
Institutional Class	164 [1]	—
Cost of shares redeemed
A-Class	(113,944,397)	—
C-Class	(9,679)[1]	—
Institutional Class	— [1]	—
Net decrease from capital share transactions	(110,475,132)	—
Net decrease in net assets	(106,722,733)	4,282,449

Net assets:
Beginning of period	182,150,130	177,867,681
End of period	$75,427,397	$182,150,130
Accumulated net investment loss at end of period	$(33,287)	$—

Capital share activity:
Shares sold
A-Class	19,017,330	—
C-Class	48,552 [1]	—
Institutional Class	80,144 [1]	—
Shares issued from reinvestment of distributions
A-Class	62,725	—
C-Class	155 [1]	—
Institutional Class	14 [1]	—
Shares redeemed
A-Class	(13,010,597)	—
C-Class	(808)[1]	—
Institutional Class	— [1]	—
Net increase in shares	6,197,515	—

1 Since inception: January 13, 2012.

20 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

municipal income Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class†	2012a,*	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$11.82	$11.54	$11.01	$8.47	$14.94	$16.83
Income (loss) from investment operations:
Net investment income[b]	.17	.64	.71	.75	.92	.92
Net gain (loss) on investments (realized and unrealized)	.36	.54	.68	2.69	(6.07)	(1.08)
Total from investment operations	.53	1.18	1.39	3.44	(5.15)	(.16)
Less distributions from:
Net investment income	(.18)	(.90)	(.86)	(.90)	(1.32)	(1.25)
Net realized gains	—	—	—	—	—	(.48)
Total distributions	(.18)	(.90)	(.86)	(.90)	(1.32)	(1.73)
Net asset value, end of period	$12.17	$11.82	$11.54	$11.01	$8.47	$14.94

Total Return[e]	4.48%	9.64%	12.03%	41.34%	(37.97%)	(3.6%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,869	$182,111	$177,868	$169,674	$130,445	$230,202
Ratios to average net assets:
Net investment income	2.69%	4.60%	5.37%	6.73%	4.97%	3.81%
Total expenses	1.16%	2.09%	1.80%	1.94%	1.72%	1.53%
Net expenses[c]	0.89%	2.08%	1.79%	1.93%	1.67%	1.44%
Portfolio turnover rate	109%	104%	156%	151%	181%	114%

	Period Ended	Period Ended
	June 30, 2012	June 30, 2012
	C-Class[f]	Institutional Class[f]
Per Share Data
Net asset value, beginning of period	$11.98	$11.98
Income (loss) from investment operations:
Net investment income[b]	.15	.21
Net gain on investments (realized and unrealized)	.18	.17
Total from investment operations	.33	.38
Less distributions from:
Net investment income	(.15)	(.19)
Total distributions	(.15)	(.19)
Net asset value, end of period	$12.16	$12.17

Total Return[e]	2.85%	3.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$583	$976
Ratios to average net assets:
Net investment income[d]	2.80%	4.45%
Total expenses[d]	1.96%	0.99%
Net expenses[c,d]	1.55%	0.54%
Portfolio turnover rate	109%	109%

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (concluded)

†	Effective January 13, 2012 the fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balance Fund (“TYW”). The financial highlights for the periods prior to that date reflect performance of TYW.
*	Prior to January 13, 2012, the Fund’s fiscal year end was December 31.
[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Since commencement of operations: January 18, 2012.
[e]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Since inception: January 13, 2012.

22 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

U.S. INTERMEDIATE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 15, 1985
B-Class	October 19, 1993
C-Class	May 1, 2000

Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)
Fixed Income Instruments
AA	26.4%
A+	14.7%
A	14.0%
A-	10.3%
BBB+	10.2%
AA-	8.3%
AA+	4.9%
Other	10.8%
Other Instruments
Preferred Stocks	0.4%
Common Stock	0.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
U.S. Intermediate Bond Fund

	Shares	Value

COMMON STOCKS† - 0.0%

Consumer Discretionary - 0.0%
Harry & David Holdings, Inc.*	7	$526
Materials - 0.0%
Constar International Holdings LLC*,†††,1	68	—
Total Common Stocks
(Cost $570)		526

PREFERRED STOCKS††† - 0.4%
Woodbourne Capital Trust II*,1,2,3,4	950,000	141,620
Woodbourne Capital Trust III*,1,2,3,4	950,000	141,620
Woodbourne Capital Trust I*,1,2,3,4	950,000	141,620
Woodbourne Capital Trust IV*,1,2,3,4	950,000	141,620
Constar International Holdings LLC*,1	7	—
Total Preferred Stocks
(Cost $3,818,354)		566,480

	Face
	amount
CORPORATE BONDS†† - 71.7%
Financials - 25.1%
Ford Motor Credit Company LLC
7.00% due 04/15/15	$2,500,000	2,778,448
3.88% due 01/15/15	2,000,000	2,059,627
5.00% due 05/15/18	1,000,000	1,061,882
JPMorgan Chase & Co.
3.40% due 06/24/15	2,000,000	2,074,224
6.30% due 04/23/19	1,000,000	1,168,732
4.65% due 06/01/14	1,000,000	1,052,828
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,632,405
General Electric Capital Corp.
3.35% due 10/17/16	2,250,000	2,370,166
2.90% due 01/09/17	1,000,000	1,032,907
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	3,153,932
Standard Chartered plc
6.41% due 12/29/49[2,3,4,7]	3,250,000	3,087,500
John Deere Capital Corp.
0.88% due 04/17/15	2,000,000	2,002,246
New York Life Global Funding
2.45% due 07/14/16[3,4]	1,500,000	1,547,667
Kaupthing Bank HF
3.49% due 01/15/10[3,4,5]	5,000,000	1,275,000
Citigroup, Inc.
6.38% due 08/12/14	500,000	535,221
4.75% due 05/19/15	500,000	524,821
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,025,980
American Express Credit Corp.
2.38% due 03/24/17	1,000,000	1,024,932
Wells Fargo & Co.
4.38% due 01/31/13	1,000,000	1,021,928
Berkshire Hathaway, Inc
1.90% due 01/31/17	1,000,000	1,019,778
USAA Capital Corp.
1.05% due 09/30/14[3,4]	500,000	498,173
Residential Capital LLC
8.50% due 06/01/13[5]	350,000	87,500
TIG Holdings, Inc.
8.60% due 01/15/27[3,4]	34,000	28,730
Total Financials		34,064,627

Information Technology - 15.7%
Amphenol Corp.
4.00% due 02/01/22	3,500,000	3,565,573
Cisco Systems, Inc.
4.45% due 01/15/20	2,750,000	3,175,021
Intel Corp.
1.95% due 10/01/16	3,000,000	3,108,974
Texas Instruments, Inc.
2.38% due 05/16/16	2,750,000	2,891,773
Google, Inc.
1.25% due 05/19/14	2,500,000	2,538,840
Altera Corp.
1.75% due 05/15/17	2,500,000	2,518,503
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,045,312
Broadcom Corp.
2.38% due 11/01/15	1,000,000	1,036,357
eBay, Inc.
1.63% due 10/15/15	1,000,000	1,023,230
International Business Machines Corp.
1.25% due 02/06/17	500,000	501,312
Total Information Technology		21,404,895

Consumer Discretionary - 8.8%
Omnicom Group, Inc.
6.25% due 07/15/19	3,000,000	3,548,970
Walt Disney Co.
1.35% due 08/16/16	3,000,000	3,031,164
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,414,900
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,406,552
McDonald’s Corp.
0.75% due 05/29/15	500,000	499,942
Affinia Group, Inc.
9.00% due 11/30/14	30,000	30,263
Total Consumer Discretionary		11,931,791

24 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
U.S. Intermediate Bond Fund

	Face
	Amount	Value

CONSUMER STAPLES - 6.7%
Heineken N.V.
3.40% due 04/01/22[3,4]	$2,500,000	$2,560,437
Coca-Cola Co.
1.80% due 09/01/16	2,000,000	2,054,154
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,049,737
5.70% due 02/15/17	800,000	950,282
Brown-Forman Corp.
5.00% due 02/01/14	1,000,000	1,066,037
Colgate-Palmolive Co.
1.30% due 01/15/17	1,000,000	1,012,758
Procter & Gamble Co.
2.30% due 02/06/22	500,000	499,140
Total Consumer Staples		9,192,545

Health Care - 6.6%
Wyeth LLC
5.50% due 03/15/13	2,000,000	2,071,037
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,788,335
Medtronic, Inc.
3.00% due 03/15/15	1,500,000	1,591,753
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	1,500,000	1,557,197
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,501,718
Baxter International, Inc.
1.85% due 01/15/17	500,000	510,922
Total Health Care		9,020,962

Materials - 3.7%
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,623,867
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,229,035
4.63% due 03/30/15	1,000,000	1,101,756
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	68,121
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	21,938
Constar International, Inc
11.00% due 12/31/17[3]	5,161	7,347
Total Materials		5,052,064

Utilities - 2.2%
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,341,467
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	331,770
Duke Energy Ohio, Inc.
5.70% due 09/15/12	300,000	303,013
Total Utilities		2,976,250

Telecommunication Services - 1.3%
AT&T, Inc.
1.70% due 06/01/17	1,000,000	1,004,652
4.85% due 02/15/14	700,000	745,683
5.35% due 09/01/40	41,000	47,054
Nortel Networks Ltd.
6.88% due 09/01/23[5]	31,000	19,375
AT&T Corp.
8.00% due 11/15/31	2,000	2,963
Total Telecommunication Services		1,819,727

Industrials - 1.2%
United Parcel Service, Inc.
3.13% due 01/15/21	1,000,000	1,070,758
3M Co.
1.00% due 06/26/17	500,000	498,043
Geo Specialty Chemicals
7.50% due 03/31/15†††,1	11,056	5,528
Total Industrials		1,574,329

Energy - 0.4%
Statoil ASA
2.90% due 10/15/14	500,000	524,393
Williams Companies, Inc.
8.75% due 03/15/32	12,000	16,284
Total Energy		540,677

Total Corporate Bonds
(Cost $96,581,104)		97,577,867

U.S. GOVERNMENT SECURITIES† - 22.3%
U.S. Treasury Notes
2.25% due 07/31/18	4,500,000	4,844,178
2.75% due 02/15/19	4,000,000	4,439,064
2.75% due 02/28/13	3,500,000	3,559,062
1.88% due 06/30/15	3,000,000	3,127,968
3.50% due 05/31/13	3,000,000	3,088,827
0.63% due 07/15/14	3,000,000	3,017,109
0.50% due 08/15/14	3,000,000	3,010,077
1.50% due 08/31/18	2,500,000	2,579,493
3.50% due 05/15/20	1,500,000	1,752,657
2.00% due 02/15/22	1,000,000	1,033,672
Total U.S. Government Securities
(Cost $29,314,047)		30,452,107

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
U.S. Intermediate Bond Fund

	Face
	amount	Value

MORTGAGE BACKED SECURITIES†† - 2.0%
Countrywide Alternative Loan Trust
2005-30CB
0.55% due 08/25/35[7]	$1,788,256	$1,233,410
Master Adjustable Rate Mortgages Trust
2003-5
2.30% due 11/25/33[7]	1,164,818	968,665
Homebanc Mortgage Trust 2006-1
2.84% due 04/25/37[7]	698,905	439,959
Chase Mortgage Finance Corp.
2005-A1 2A2
2.81% due 12/25/35[7]	68,030	59,778
JP Morgan Mortgage Trust
2006-A3
2.89% due 04/25/36[7]	50,123	36,400
Ginnie Mae
#518436
7.25% due 09/15/29	17,203	20,112
#1849
8.50% due 08/20/24	2,149	2,554
Total Ginnie Mae		22,666
Fannie Mae[6]
1990-108
7.00% due 09/25/20	13,139	14,767
Total Mortgage Backed Securities
(Cost $3,804,030)		2,775,645

CONVERTIBLE BONDS†† - 0.8%
Information Technology - 0.8%
International Business Machines Corp.
2.90% due 11/01/21	1,000,000	1,047,495
Total Convertible Bonds
(Cost $991,190)		1,047,495

ASSET BACKED SECURITIES†† - 0.2%
Credit-Based Asset Servicing and
Securitization LLC
0.51% due 08/25/35	368,104	339,506
Total Asset Backed Securities
(Cost $368,104)		339,506
Total Investments - 97.4%
(Cost $134,877,399)		132,759,626
Other Assets & Liabilities, net - 2.6%		3,599,542
Total Net Assets - 100.0%		$136,359,168

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Perpetual maturity.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $9,563,988 (cost $16,595,401), or 7.0% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm
[7]	Variable rate security. Rate indicated is rate effective at June 30, 2012.

  plc — Public Limited Company

26 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

U.S. INTERMEDIATE BOND FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $134,877,399)	$132,759,626
Cash	2,944,901
Prepaid expenses	32,798
Receivables:
Interest	1,272,316
Fund shares sold	39,631
Investment advisor	15,602
Total assets	137,064,874
Liabilities:
Payable for:
Fund shares redeemed	505,301
Management fees	56,267
Transfer agent/maintenance fees	47,530
Distribution and service fees	43,983
Fund accounting/administration fees	10,691
Directors’ fees*	5,768
Miscellaneous	36,166
Total liabilities	705,706
Net Assets	$136,359,168
Net assets consist of:
Paid in capital	$173,225,025
Accumulated net investment loss	(851,536)
Accumulated net realized loss on investments	(33,896,548)
Net unrealized depreciation on investments	(2,117,773)
Net assets	$136,359,168
A-Class:
Net assets	$110,482,797
Capital shares outstanding	6,258,214
Net asset value per share	$17.65
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.53
B-Class:
Net assets	$5,336,019
Capital shares outstanding	303,910
Net asset value per share	$17.56
C-Class:
Net assets	$20,540,352
Capital shares outstanding	1,170,061
Net asset value per share	$17.55

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$2,028,108
Dividends	57,024
Other income	746
Total investment income	2,085,878

Expenses:
Management fees	345,718
Transfer agent/maintenance fees
A-Class	115,106
B-Class	10,000
C-Class	22,722
Distribution and service fees:
A-Class	139,703
B-Class	30,050
C-Class	102,573
Fund accounting/administration fees	65,686
Directors’ fees*	12,850
Custodian fees	1,116
Miscellaneous	58,776
Total expenses	904,300
Less:
Expenses waived by Advisor	(114,326)
Net expenses	789,974
Net investment income	1,295,904

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,119,223
Net realized gain	1,119,223
Net change in unrealized appreciation (depreciation) on:
Investments	801,655
Net change in unrealized appreciation (depreciation)	801,655
Net realized and unrealized gain	1,920,878
Net increase in net assets resulting from operations	$3,216,782

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

U.S. INTERMEDIATE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,295,904	$3,058,705
Net realized gain on investments	1,119,223	4,283,027
Net change in unrealized appreciation (depreciation) on investments	801,655	1,480,670
Net increase in net assets resulting from operations	3,216,782	8,822,402

Distributions to shareholders from:
Net investment income
A-Class	(1,125,940)	(2,826,791)
B-Class	(39,108)	(163,490)
C-Class	(130,637)	(387,040)
Total distributions to shareholders	(1,295,685)	(3,377,321)

Capital share transactions:
Proceeds from sale of shares
A-Class	22,880,829	39,286,253
B-Class	104,852	818,444
C-Class	2,876,350	10,055,180
Distributions reinvested
A-Class	1,063,653	2,735,299
B-Class	38,952	159,803
C-Class	117,448	350,390
Cost of shares redeemed
A-Class	(23,997,075)	(39,246,016)
B-Class	(1,891,559)	(5,993,615)
C-Class	(4,783,015)	(8,456,927)
Net decrease from capital share transactions	(3,589,565)	(291,189)
Net increase (decrease) in net assets	(1,668,468)	5,153,892

Net assets:
Beginning of period	138,027,636	132,873,744
End of period	$136,359,168	$138,027,636
Accumulated net investment loss at end of period	$(851,536)	$(851,755)

Capital Share Activity:
Shares sold
A-Class	1,300,827	2,274,433 [1]
B-Class	5,988	47,365 [1]
C-Class	164,198	585,456 [1]
Shares issued from reinvestment of distributions
A-Class	60,363	159,535 [1]
B-Class	2,222	9,396 [1]
C-Class	6,702	20,540 [1]
Shares redeemed
A-Class	(1,364,551)	(2,276,378)[1]
B-Class	(108,124)	(352,073)[1]
C-Class	(273,717)	(493,586)[1]
Net decrease in shares	(206,092)	(25,312)[1]

1 The share activity for the period January 1, 2011 through April 8, 2011 has been restated to reflect 1:4 reverse share split effective April 8, 2011.

28 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

U.S. INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$17.41	$16.71	$16.20	$15.12	$17.96	$18.36
Income (loss) from investment operations:
Net investment income[b]	.18	.42	.40	.48	.80	.84
Net gain (loss) on investments (realized and unrealized)	.24	.74	.59	1.12	(2.76)	(.40)
Total from investment operations	.42	1.16	.99	1.60	(1.96)	.44
Less distributions from
Net investment income	(.18)	(.46)	(.48)	(.52)	(.88)	(.84)
Total distributions	(.18)	(.46)	(.48)	(.52)	(.88)	(.84)
Net asset value, end of period	$17.65	$17.41	$16.71	$16.20	$15.12	$17.96

Total Return[e]	2.40%	6.94%	6.11%	10.63%	(11.33%)	2.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,483	$108,999	$101,971	$104,972	$48,201	$62,220
Ratios to average net assets:
Net investment income	2.02%	2.43%	2.51%	3.04%	4.80%	4.71%
Total expenses	1.16%	1.15%	1.21%	1.31%	1.23%	1.12%
Net expenses[c]	1.00%	1.00%	0.98%	0.95%	0.95%	0.95%
Portfolio turnover rate	17%	43%	39%	89%	34%	41%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
B-Class	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$17.32	$16.62	$16.12	$15.04	$17.88	$18.28
Income (loss) from investment operations:
Net investment income[b]	.11	.29	.28	.36	.68	.72
Net gain (loss) on investments (realized and unrealized)	.25	.74	.54	1.12	(2.80)	(.40)
Total from investment operations	.36	1.03	.82	1.48	(2.12)	.32
Less distributions from:
Net investment income	(.12)	(.33)	(.32)	(.40)	(.72)	(.72)
Total distributions	(.12)	(.33)	(.32)	(.40)	(.72)	(.72)
Net asset value, end of period	$17.56	$17.32	$16.62	$16.12	$15.04	$17.88

Total Return[e]	2.05%	6.35%	5.08%	9.87%	(12.06%)	1.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,336	$6,993	$11,619	$16,249	$6,281	$9,167
Ratios to average net assets:
Net investment income	1.27%	1.72%	1.76%	2.31%	4.04%	3.97%
Total expenses	2.03%	1.92%	1.95%	2.06%	1.98%	1.87%
Net expenses[c]	1.75%	1.75%	1.73%	1.70%	1.70%	1.70%
Portfolio turnover rate	17%	43%	39%	89%	34%	41%

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

U.S. INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$17.31	$16.62	$16.12	$15.04	$17.84	$18.24
Income (loss) from investment operations:
Net investment income[b]	.11	.29	.28	.36	.68	.72
Net gain (loss) on investments (realized and unrealized)	.24	.73	.54	1.12	(2.76)	(.40)
Total from investment operations	.35	1.02	.82	1.48	(2.08)	.32
Less distributions from:
Net investment income	(.11)	(.33)	(.32)	(.40)	(.72)	(.72)
Total distributions	(.11)	(.33)	(.32)	(.40)	(.72)	(.72)
Net asset value, end of period	$17.55	$17.31	$16.62	$16.12	$15.04	$17.84

Total Return[e]	2.09%	6.32%	5.05%	9.85%	(11.85%)	1.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,540	$22,035	$19,284	$20,843	$3,256	$3,906
Ratios to average net assets:
Net investment income	1.27%	1.68%	1.76%	2.28%	4.05%	3.96%
Total expenses	1.92%	1.90%	1.96%	2.05%	1.98%	1.87%
Net expenses[c]	1.75%	1.75%	1.73%	1.70%	1.70%	1.70%
Portfolio turnover rate	17%	43%	39%	89%	34%	41%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2010 and the period January 1, 2011 through April 8, 2011 have been restated to reflect 1:4 reverse share split effective April 8, 2011.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, and Significant Accounting Policies

Organization

Security Income Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-ended management investment company of the series type. The Trust is authorized to issue an unlimited number of shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate fund. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

As of January 1, 2012, A-Class, C-Class, and Institutional Class shares are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

At June 30, 2012, the Trust consisted of six separate funds. This report covers High Yield Fund, Municipal Income Fund and U.S. Intermediate Bond Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services,LLC (“RFS”) acts as the transfer agent to the Funds. Rydex Distributors, LLC (“RDL”) acts as principal underwriter to the Funds. GI, RFS and RDL are affiliated entities.

Guggenheim Partners Asset Management (“GPAM”), an affiliate of GI serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The senior floating rate interests (loans) in which the High Yield Fund invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B.  Senior Interests – Senior loans in which the Funds invest generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2012.

C.  Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D.  Securities Purchased on a When-Issued or Delayed Delivery Basis – The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Fund. Class specific expenses, such as 12b-1 fees and Transfer Agent fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

F.  Distributions to Shareholders – The Funds declare dividends from investment income daily. Each Fund pays its shareholders dividends from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G.  Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2012, there were no earnings credits received.

H.  Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.  Fund Merger – Effective January 13, 2012, the TS&W/Claymore Tax-Advantage Balance Fund (“TYW”) was reorganized with and into the Municipal Income Fund. For financial reporting purposes, TYW’s financial and performance history prior to the reorganization has been carried forward and is reflected in the Municipal Income Fund’s financial statements and financial highlights. See Note 6 for additional information regarding the reorganization.

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates for the period ended June 30, 2012:

Management Fees
Fund	(as a % of net assets)
High Yield Fund	0.60%
Municipal Income Fund	0.50%
U.S. Intermediate Bond Fund	0.50%

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Administrative Fees
Fund	(as a % of net assets)
High Yield Fund	0.095%
Municipal Income Fund	0.095%
U.S. Intermediate Bond Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

Transfer agent fees are assessed to the applicable class of each Fund. RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund*	$25,000
Certain out-of-pocket charges	Varies

* RFS has agreed to waive the minimum for Municipal Income Fund for the first twelve months of operation.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

	Limit	Effective Date	Contract End Date
High Yield Fund – A-Class	1.16%	05/01/10	05/01/13
High Yield Fund – B-Class	1.91%	05/01/10	05/01/13
High Yield Fund – C-Class	1.91%	05/01/10	05/01/13
High Yield Fund – Institutional Class	0.91%	05/01/10	05/01/13
Municipal Income Funds – A-Class	0.80%	11/01/11	04/30/13
Municipal Income Funds – C-Class	1.55%	11/01/11	04/30/13
Municipal Income Funds – Institutional Class	0.55%	11/01/11	04/30/13
U.S. Intermediate Bond Fund – A-Class	1.00%	05/01/10	05/01/13
U.S. Intermediate Bond Fund – B-Class	1.75%	05/01/10	05/01/13
U.S. Intermediate Bond Fund – C-Class	1.75%	05/01/10	05/01/13

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2012, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Fees Waived	Expires In
High Yield Fund	$139,899	2014
	256,698	2013
	328,117	2012
	$724,714

Municipal Income Fund	$133,226	2014

U.S. Intermediate Bond Fund	$114,326	2014
	319,988	2013
	459,405	2012
	$893,719

For the period ended June 30, 2012, no amounts were recouped by GI.

The Funds have adopted distribution plans related to the offering of A-Class, B-Class and C-Class shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class shares of each Fund and 1.00% of the average daily assets of B-Class and C-Class shares. Effective October 16, 2009, RDL became the sole distributor of the Funds. The distribution fees were paid to RDL effective October 16, 2009. Effective December 1, 2006, B-Class shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended June 30, 2012, RDL retained sales charges of $11,912 relating to sales of A-Class shares of the Funds.

Certain officers and directors of the Trust are also officers of GI, RFS and RDL.

At June 30, 2012, GI and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Percent of outstanding
Fund	shares owned
High Yield Fund	9.06%
Municipal Income Fund	—
U.S. Intermediate Bond Fund	13.59%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years (fiscal years 2008–2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carry forwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
High Yield Fund	$4,131,416	$4,129,232	$(4,939,796)	$(810,564)
Municipal Income Fund	4,434,656	4,434,656	(6,250)	4,428,406
U.S. Intermediate Bond Fund	6,345,153	6,345,153	(8,462,926)	(2,117,773)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
High Yield Fund	$164,562	$76,457,237	$703,875	$77,325,674
Municipal Income Fund	—	70,662,311	—	70,662,311
U.S. Intermediate Bond Fund	30,452,633	101,734,985	572,008	132,759,626

For the period ended June 30, 2012, there were no transfers between levels.

Financial assets and liabilities categorized as Level 2 consist primarily of debt securities indexed to publicly-listed securities and fixed income and other investments. Fixed income investments generally have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Funds and others are willing to pay for an asset. Ask prices represent the lowest price that the Funds and others

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices obtained from third party pricing services, fair value may not always be a predetermined point in the bid-ask range. The Funds’ policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Funds’ best estimate of fair value. For debt securities indexed to publicly listed securities, such as convertible debt, the securities are typically valued using standard convertible security pricing models. The key inputs into these models that require some amount of judgment are the credit spreads utilized and the volatility assumed. To the extent the company being valued has other outstanding debt securities that are publicly-traded, the implied credit spread on the company’s other outstanding debt securities would be utilized in the valuation. To the extent the company being valued does not have other outstanding debt securities that are publicly-traded, the credit spread will be estimated based on the implied credit spreads observed in comparable publicly-traded debt securities. In certain cases, an additional spread will be added to reflect an illiquidity discount due to the fact that the security being valued is not publicly traded. The volatility assumption is based upon the historically observed volatility of the underlying equity security into which the convertible debt security is convertible and/or the volatility implied by the prices of options on the underlying equity security.

The fair values of Level 3 assets were determined using various methodologies in accordance with a pricing policy which defines valuation and pricing conventions for each security type. When available, the Funds measure the fair value based on independent third-party broker or dealer price quotes. These inputs are evaluated for reasonableness through various procedures which included due diligence reviews of the third-parties, price comparisons across pricing vendors, stale price reviews and subsequent sales testing. If the inputs are not available, the Funds primarily employ a market-based method, using purchase multiples observed for comparable third-party transactions, or valuations of comparable entities. If the inputs for a market-based method are not available, the Funds utilize an income-based method, which considers the net present value of anticipated future cash flows of the investment. A discount may be applied due to the nature or duration of any restrictions on the disposition of the investment. The Funds review an approve the market-based and income-based methods on a periodic basis for changes that would impact the unobservable inputs incorporated into the valuation process. The fair value measurements from these methods further validated through price variance analysis, subsequent sales testing and market comparable sales.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value	Valuation	Unobservable	Range
Security Type	06/30/12	technique(s)	Input	(weighted average)
Common Stocks	$251,839	Market Comparable Companies	EBITDA multiple	5.83–10.39 (8.03)

The fair values of certain Level 3 assets and liabilities that were determined based on third-party pricing information are excluded from the above table.

At June 30, 2012, the exclusions consisted of common stocks, preferred stocks, senior floating rate interests and warrants of $452,023 that were valued using third-party broker or dealer price quotes.

U.S. Intermediate Bond Fund

	Fair Value	Valuation	Unobservable	Ratio/
Security Type	06/30/12	technique(s)	Input	Percentage
Preferred Stocks	$584,368	Market Pricing	Discount for lack of marketability	78.55%

 Following is the description of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the above table.

For securities utilizing a market pricing valuation technique, a significant increase (decrease) in the price to book value ratio would result in a significantly higher (lower) fair value measurement.

Following is the description of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the above table.

For securities utilizing the market comparable companies valuation technique, a significant increase (decrease) in EBITDA multiple in isolation would result in a significantly higher (lower) fair value measurement.

36 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Total
High Yield Fund
ASSETS:
Beginning Balance	$831,311

Total realized gains or losses included in earnings	37,800
Total unrealized gains or losses included in earnings	(70,397)
Sales	(94,839)

Ending Balance	$703,875

Total
U.S. Intermediate Bond Fund
ASSETS:
Beginning Balance	$536,320
Total unrealized gains or losses included in earnings	35,688

Ending Balance	$572,008

The total change in unrealized gains or losses included on the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 was $(66,157) for the High Yield Fund and $35,688 for the U.S. Intermediate Bond Fund.

5. Investment Transactions

During the period ended June 30, 2012, purchases and sales of investment securities, excluding government and short-term investments, were:

	Purchases	Sales
High Yield Fund	$37,180,066	$8,014,060
Municipal Income Fund	144,815,664	82,732,799
U.S. Intermediate Bond Fund	20,969,378	9,744,731

During the period ended June 30, 2012, purchases and sales of government securities, excluding short-term investments, were:

	Purchases	Sales
High Yield Fund	$—	$—
Municipal Income Fund	—	—
U.S. Intermediate Bond Fund	2,041,719	16,093,574

6. Fund Merger

In exchange for their shares, shareholders of the TS&W/Claymore Tax-Advantage Balance Fund (“TYW”) received A-Class shares of the Municipal Income Fund, with an aggregate NAV equal to the aggregate NAV of their shares immediately prior to the reorganization. The Municipal Income Fund had no operations prior to January 13, 2012. TWY’s investment objectives, policies and limitations were identical to those of the Municipal Income Fund. Accordingly, for financial reporting purposes, the operating history of TYW prior to the reorganization is reflected in the financial statements and financial highlights.

7. Subsequent Events

The Trust’s Board of Directors has approved a change in the Funds’ fiscal year end from 12/31 to 09/30. The change is effective as of September 30, 2012.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

Each of the GI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the GI Funds are available on their website, www.rydex-sgi.com or by calling 1.800.820.0888.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

38 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION on board of directors and officers (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46)	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors
1994

Harry W. Craig, Jr.** (05-11-39)	Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC.
2004	Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company

Jerry B. Farley** (09-20-46) 2005	Current: President, Washburn University

Penny A. Lumpkin**	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer
(08-20-39)	Companies, Inc. (Small Business and Shopping Center Development);
1993	PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius**	Current: President and Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)
1998

Donald C. Cacciapaglia* (07-01-51)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present
2012 (President)	Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.

**	These Directors serve on the Funds’ joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each Director oversees 32 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INFORMATION on board of directors and officers (Unaudited) (continued)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Mark P. Bronzo	Current: Portfolio Manager, Security Investors, LLC
(11-01-60)
Vice President - 2008	Previous: Managing Director and Chief Compliance Officer, Nationwide Separate
Accounts LLC (2003–2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust
Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

40 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION on board of directors and officers (Unaudited) (concluded)

OFFICERS* (concluded)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell (08-24-64) Vice President - 2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

Joseph C. O’Connor (07-15-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

Daniel W. Portanova (10-02-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

James P. Schier (12-28-57) Vice President - 1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

David G. Toussaint (10-10-66) Vice President - 2005	Current: Portfolio Manager, Security Investors, LLC Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005–2009)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such infor-mation, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

42 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

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805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800 820 0888

460609301-2012/06/30

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

	(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

	(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

	(b)	Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Income Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

DateAugust 28, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date August 28, 2012

* Print the name and title of each signing officer under his or her signature.